Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments
Rental expenses under operating leases	$ 1,712,513	$ 1,011,379	$ 847,832
Future lease payments under operating leases
2020	1,480,123
2021	1,434,612
2022	635,678
2023	25,045
Total	$ 3,575,458